Concentration Disclosure (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues generated
Concentrations, description	85% of its revenues from three customers	100% with three customers
Accounts receivable with
Concentrations, description	100% of its accounts receivable with two customers	100% with three customers